COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Lease Term, Min	5 years		5 years
Lease Term, Max	10 years		10 years
Deferred Rent	$ 1,408,841		$ 1,489,536
Rent expense	$ 628,902	$ 652,100	$ 2,996,529	$ 1,742,232